Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,999	$ 1,999	$ 1,999
Mortgage servicing rights	100	100
Impairment charges recognized on the Company's intangible assets	$ 0	0
Gross Carrying Amount		9,617	9,617
Accumulated Amortization		7,884	7,544
Net Carrying Amount		1,733	2,073
Amortization expense		300	300	$ 400
Amortization expense of core deposit intangible assets for next five years [Abstract]
December 31, 2015		320
December 31, 2016		320
December 31, 2017		320
December 31, 2018		320
December 31, 2019		$ 135
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining amortization period	4 years 10 months 24 days	5 years 4 months 24 days
Gross Carrying Amount		$ 9,350	9,350
Accumulated Amortization		7,732	7,412
Net Carrying Amount		1,618	1,938
Mortgage Servicing Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		267	267
Accumulated Amortization		152	132
Net Carrying Amount		$ 115	$ 135